Note 7 - Chilean Value Added Tax/ Impuesto Al Valor Agregado ("IVA") (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
IVA. Expense	$ 4,640		$ 131,980
IVA. Tax Recovery	$ 0	$ 0